Statement of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Oct. 06, 2021
Balance, shares at Oct. 06, 2021
Imputed Interest		181		181
Net Loss			(17,701)	(17,701)
Issuance of Common Stock for Services	$ 800			800
Issuance of common stock for services, shares	8,000,000
Balance at Dec. 31, 2021	$ 800	181	(17,701)	(16,720)
Balance, shares at Dec. 31, 2021	8,000,000
Imputed Interest		889		889
Net Loss			(19,599)	(19,599)
Balance at Mar. 31, 2022	$ 800	1,070	(37,300)	(35,430)
Balance, shares at Mar. 31, 2022	8,000,000
Balance at Dec. 31, 2021	$ 800	181	(17,701)	(16,720)
Balance, shares at Dec. 31, 2021	8,000,000
Net Loss				(1,324,400)
Balance at Sep. 30, 2022	$ 1,202	2,164,770	(1,342,400)	823,572
Balance, shares at Sep. 30, 2022	12,015,500
Balance at Dec. 31, 2021	$ 800	181	(17,701)	(16,720)
Balance, shares at Dec. 31, 2021	8,000,000
Imputed Interest		6,473		6,473
Net Loss			(1,998,055)	(1,998,055)
Issuance of Common Stock for Services	$ 337	539,728		540,065
Issuance of common stock for services, shares	3,365,000
Options and Warrants Vested for Services		234,088		234,088
Issuance of Units for Cash	$ 200	1,999,800		2,000,000
Issuance of common stock for cash, shares	2,000,000
Warrants for Services Cancelled		(151,821)		(151,821)
Balance at Dec. 31, 2022	$ 1,337	2,628,449	(2,015,756)	614,030
Balance, shares at Dec. 31, 2022	13,365,000
Balance at Mar. 31, 2022	$ 800	1,070	(37,300)	(35,430)
Balance, shares at Mar. 31, 2022	8,000,000
Imputed Interest		1,583		1,583
Net Loss			(310,185)	(310,185)
Issuance of Common Stock for Services	$ 225	224,775		225,000
Issuance of common stock for services, shares	2,250,000
Balance at Jun. 30, 2022	$ 1,025	227,428	(347,485)	(119,032)
Balance, shares at Jun. 30, 2022	10,250,000
Imputed Interest		2,202		2,202
Net Loss			(994,915)	(994,915)
Issuance of Common Stock for Services	$ 27	264,973		265,000
Issuance of common stock for services, shares	265,000
Options and Warrants Vested for Services		169,817		169,817
Issuance of Units for Cash	$ 150	1,500,350		1,500,500
Issuance of common stock for cash, shares	1,500,500
Balance at Sep. 30, 2022	$ 1,202	2,164,770	(1,342,400)	823,572
Balance, shares at Sep. 30, 2022	12,015,500
Balance at Dec. 31, 2022	$ 1,337	2,628,449	(2,015,756)	614,030
Balance, shares at Dec. 31, 2022	13,365,000
Imputed Interest		1,760		1,760
Net Loss			(2,560,885)	(2,560,885)
Issuance of Common Stock for Services	$ 70	699,930		700,000
Issuance of common stock for services, shares	700,000
Options and Warrants Vested for Services		64,271		64,271
Issuance of Units for Cash	$ 125	4,999,875		5,000,000
Issuance of common stock for cash, shares	1,250,000
Balance at Mar. 31, 2023	$ 1,532	8,394,285	(4,576,641)	3,819,176
Balance, shares at Mar. 31, 2023	15,315,000
Balance at Dec. 31, 2022	$ 1,337	2,628,449	(2,015,756)	614,030
Balance, shares at Dec. 31, 2022	13,365,000
Net Loss				(6,644,370)
Balance at Sep. 30, 2023	$ 1,679	10,013,268	(8,660,126)	1,354,821
Balance, shares at Sep. 30, 2023	16,789,500
Balance at Mar. 31, 2023	$ 1,532	8,394,285	(4,576,641)	3,819,176
Balance, shares at Mar. 31, 2023	15,315,000
Imputed Interest		(8,233)		(8,233)
Net Loss			(2,284,025)	(2,284,025)
Issuance of Common Stock for Services	$ 37	386,963		387,000
Issuance of common stock for services, shares	375,000
Options and Warrants Vested for Services		64,271		64,271
Warrants exercised for cash	$ 102	1,024,398		1,024,500
Warrants exercised for cash, shares	1,024,500
Balance at Jun. 30, 2023	$ 1,671	9,861,684	(6,860,666)	3,002,689
Balance, shares at Jun. 30, 2023	16,714,500
Net Loss			(1,799,460)	(1,799,460)
Issuance of Common Stock for Services	$ 8	84,742		84,750
Issuance of common stock for services, shares	75,000
Options and Warrants Vested for Services		66,842		66,842
Balance at Sep. 30, 2023	$ 1,679	$ 10,013,268	$ (8,660,126)	$ 1,354,821
Balance, shares at Sep. 30, 2023	16,789,500